ACCOUNTS RECEIVABLE, NET - THIRD PARTIES (Tables)	6 Months Ended
Jun. 30, 2025
ACCOUNTS RECEIVABLE, NET - THIRD PARTIES
Schedule of accounts receivable, net of provision for credit losses

	June 30,	December 31,
	2025	2024
Accounts receivable	$22,650,838	$29,375,358
Less: allowance for expected credit losses	(18,547,687)	(25,711,852)
Accounts receivable, net	$4,103,151	$3,663,506

Schedule of movement of allowance for credit losses

	June 30,	June 30,
	2025	2024
Balance at beginning of the period	$25,711,852	$13,417,481
Charge (reversal of charge) to expenses	2,694,737	(749,688)
Writing off of accounts receivable	(10,252,070)	—
Foreign exchange adjustments	393,168	(303,502)
Balance at end of the period	$18,547,687	$12,364,291